Segment Information And Concentrations (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
ECOARK [Member]
Segment Information and Concentrations [Line Items]
Segmented operating revenues	$ 1,964	$ 2,225
Cost of revenues	1,459	1,641
Gross profit	505	584
Total operating expenses net of depreciation and amortization, and interest expense, net	2,556	2,929
Depreciation and amortization	75	416
Interest expense, net	(95)	(206)
Net (loss) applicable to common shares	(2,221)	(2,967)
Non-controlling interest	2	51
Net (loss) - controlling interest	(2,223)	(3,018)
Segmented assets
Property and equipment, net	360	403	$ 363
Intangible assets, net	907	1,555	$ 852
Capital expenditures	49	8
Products [Member]
Segment Information and Concentrations [Line Items]
Segmented operating revenues	1,207	1,483
Cost of revenues	1,182	1,417
Gross profit	25	66
Total operating expenses net of depreciation and amortization, and interest expense, net	59	45
Depreciation and amortization		332
Interest expense, net		2
Net (loss) applicable to common shares	(35)	(313)
Non-controlling interest
Net (loss) - controlling interest	(35)	(313)
Segmented assets
Property and equipment, net
Intangible assets, net	15	661
Capital expenditures
Services [Member]
Segment Information and Concentrations [Line Items]
Segmented operating revenues	757	742
Cost of revenues	277	224
Gross profit	480	518
Total operating expenses net of depreciation and amortization, and interest expense, net	2,497	2,884
Depreciation and amortization	75	84
Interest expense, net	94	204
Net (loss) applicable to common shares	(2,186)	(2,654)
Non-controlling interest	2	51
Net (loss) - controlling interest	(2,188)	(2,705)
Segmented assets
Property and equipment, net	360	403
Intangible assets, net	892	894
Capital expenditures	$ 49	$ 8